Loans and Related Allowance for Credit Losses, Troubled Debt Restructurings Modifications (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 2,883
Charge-offs	$ 23
Weighted average interest rate reduction	10.02%
Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 523
Charge-offs	$ 0
Weighted average interest rate reduction	7.51%
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 397
Charge-offs	$ 0
Weighted average interest rate reduction	10.69%
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 124
Charge-offs	$ 0
Weighted average interest rate reduction	0.92%
Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 2
Charge-offs	$ 0
Weighted average interest rate reduction	0.00%
Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 2,360
Charge-offs	$ 23
Weighted average interest rate reduction	10.14%
Total Consumer [Member] | Trial modifications [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 228
Charge-offs	$ 0
Weighted average interest rate reduction	0.00%
Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 1,727
Charge-offs	$ 6
Weighted average interest rate reduction	1.61%
Total Consumer [Member] | Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 311
Charge-offs	$ 0
Weighted average interest rate reduction	20.33%
Total Consumer [Member] | Auto [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 72
Charge-offs	$ 16
Weighted average interest rate reduction	4.33%
Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 22
Charge-offs	$ 1
Weighted average interest rate reduction	11.48%
Principal forgiveness [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 27
Principal forgiveness [Member] | Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	24
Principal forgiveness [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	24
Principal forgiveness [Member] | Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Principal forgiveness [Member] | Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Principal forgiveness [Member] | Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	3
Principal forgiveness [Member] | Total Consumer [Member] | Trial modifications [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Principal forgiveness [Member] | Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	1
Principal forgiveness [Member] | Total Consumer [Member] | Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Principal forgiveness [Member] | Total Consumer [Member] | Auto [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	2
Principal forgiveness [Member] | Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Interest rate reduction [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	742
Interest rate reduction [Member] | Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	36
Interest rate reduction [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	24
Interest rate reduction [Member] | Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	12
Interest rate reduction [Member] | Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Interest rate reduction [Member] | Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	706
Interest rate reduction [Member] | Total Consumer [Member] | Trial modifications [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Interest rate reduction [Member] | Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	369
Interest rate reduction [Member] | Total Consumer [Member] | Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	311
Interest rate reduction [Member] | Total Consumer [Member] | Auto [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	7
Interest rate reduction [Member] | Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	19
Other concessions [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	2,114
Other concessions [Member] | Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	463
Other concessions [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	349
Other concessions [Member] | Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	112
Other concessions [Member] | Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	2
Other concessions [Member] | Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	1,651
Other concessions [Member] | Total Consumer [Member] | Trial modifications [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	228
Other concessions [Member] | Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	1,357
Other concessions [Member] | Total Consumer [Member] | Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Other concessions [Member] | Total Consumer [Member] | Auto [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	63
Other concessions [Member] | Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	3
Financial effects of modification, Recorded investment related to interest rate reduction [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	742
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	36
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	24
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	12
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	706
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Trial modifications [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	369
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	311
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Auto [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	7
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	19
Loans remodified [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, post modification	$ 445